UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|;  Amendment Number:
     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Attractor Investment Management Inc.
Address: 1325 Fourth Avenue, Suite 1425
         Seattle, WA  98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison         Seattle, Washington        February 14, 2012


Report Type (Check only one):

|x| 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     14

Form 13F Information Table Value Total:                $106732
                                                   (thousands)


List of Other Included Managers: None

                           Form 13F INFORMATION TABLE

Column 1               Column 2   Column 3    Column 4         Column 5          Column 6    Column 7            Column 8

                       Title of                Value     Shrs Or   Sh/   Put/   Investment    Other           Voting Authority
Name of Issuer          Class       Cusip     x($1000)   Prn Amt   Prn   Call   Discretion   Managers     Sole     Shared    None
3-D SYS CORP DEL       COM NEW    88554D205     7722     536284    SH              SOLE        N/A       536284
ACME PACKET INC          COM      004764106    14032     453960    SH              SOLE        N/A       453960
ACTIVE NETWORK INC       COM      00506D100     7056     518821    SH              SOLE        N/A       518821
AMAZON COM INC           COM      023135106    24963     144210    SH              SOLE        N/A       144210
ANCESTRY COM INC         COM      032803108     6210     270480    SH              SOLE        N/A       270480
AUTODESK INC             COM      052769106      889      29313    SH              SOLE        N/A        29313
BROADSOFT INC            COM      11133B409     6816     225684    SH              SOLE        N/A       225684
GOOGLE INC               CL A     38259P508    13964      21620    SH              SOLE        N/A        21620
HOMEAWAY INC             COM      43739Q100     7648     328961    SH              SOLE        N/A       328961
LINKEDIN CORP          COM CL A   53578A108     1413      22430    SH              SOLE        N/A        22430
QLIK TECHNOLOGIES INC    COM      74733T105     5050     208676    SH              SOLE        N/A       208676
STRATASYS INC            COM      862685104     9170     301545    SH              SOLE        N/A       301545
YAHOO INC                COM      984332106     1447      89710    SH              SOLE        N/A        89710
YOUKU COM INC          SPON ADR   98742U100      352      22470    SH              SOLE        N/A        22470